Vessels, net book value (Tables)	12 Months Ended
Dec. 31, 2017
Vessels [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2015	$1,947,992	$(507,189)	$1,440,803

- Acquisitions, improvements and other vessel costs	39,427	-	39,427
- Depreciation for the year	-	(76,318)	(76,318)
Balance, December 31, 2016	$1,987,419	$(583,507)	$1,403,912

- Transfer from advances for vessels under construction and acquisition and other vessel costs	104,858	-	104,858
- Acquisitions, improvements and other vessel costs	67,787	-	67,787
- Vessel disposal	(15,349)	12,834	(2,515)
- Impairment charges	(877,484)	438,573	(438,911)
- Depreciation for the year	-	(81,553)	(81,553)
Balance, December 31, 2017	$1,267,231	$(213,653)	$1,053,578